Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 1,018.0	$ 12.2	₨ 840.9
Plan amendment (prior service cost)	0.0	0.0	0.0
Service cost	16.0	0.2	18.5
Interest cost	76.4	0.9	57.3	₨ 55.8
Actuarial (gains)/losses	(24.6)	(0.3)	221.4
Benefits paid	(98.5)	(1.2)	(120.1)
Projected benefit obligation, end of the period	987.3	11.8	1,018.0	840.9
Change in plan assets:
Fair value of plan assets, beginning of the period	3.0	0.0	8.7
Expected return on plan assets	6.5	0.1	0.4	0.4
Actuarial gains/(losses)	8.8	0.1	2.2
Actual return on plan assets	15.3	0.2	2.6
Employer contributions	241.7	2.9	111.8
Benefits paid	(98.5)	(1.2)	(120.1)
Fair value of plan assets, end of the period	161.5	$ 1.9	3.0	₨ 8.7
Funded Status	₨ (825.8)		₨ (1,015.0)		$ (9.9)